[letterhead of K&L Gates]

February 26, 2010

VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:

Embarcadero Funds, Inc. – Post-Effective Amendment to the Registration Statement on Form N-1A (File Nos. 33-98358 and 811-9116)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of Embarcadero Funds, Inc. (the “Company”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, Post-Effective Amendment No. 23 under the 1933 Act and Post-Effective Amendment No. 28 under the 1940 Act (the “Post-Effective Amendment”) to the Company’s Registration Statement on Form N-1A.  This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Company.

The Company is filing the Post-Effective Amendment to reflect material changes to the disclosure concerning, among other things, new advisory arrangements approved by shareholders of two series in early 2010 and related changes to these series’ investment advisory arrangements and investment programs.  Shareholders of the other three series of the Company have been solicited to approve the reorganization of their series into the series described in the Post-Effective Amendment, but such proposals have not yet passed.  The Post-Effective Amendment contemplates that the three other series of the Company will be reorganized and terminated according to the reorganization proposals prior to the effective date of this filing.  However, if such approvals are not obtained and one or more of those series continue to exist at the effective date of this filing, descriptions of those series will be added into a subsequent filing pursuant to Rule 485(b) prior to the effective date of this filing.  If such approvals are not obtained, disclosures concerning those series are expected to be similar to their current disclosures.

The Company expects to file an amendment pursuant to Rule 485(b) prior to the effective date of this filing to update the financial statements, add certain exhibits and make other nonmaterial changes as necessary.  Pursuant to Rule 485(a)(1) under the 1933 Act, the Company elects to have this Post-Effective Amendment become effective 60 days after the filing thereof.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at 415.249.1070 or my colleague Kurt Decko at 415.249.1053.

Sincerely,

/s/  Mark D. Perlow

Mark D. Perlow

Enclosure